Stock-based Compensation - Additional Information (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 16, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense		$ 2,752,000	$ 3,709,000	$ 5,571,000	$ 8,092,000	$ 29,300,000	$ 13,515,000	$ 23,493,000	$ 29,324,000
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		100,000		$ 100,000			$ 200,000
Weighted-average period				4 months 24 days			10 months 24 days
Share-based compensation expense		100,000	100,000	$ 100,000	400,000		$ 500,000	2,300,000	20,900,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		11,900,000		$ 11,900,000			$ 20,600,000
Weighted-average period				1 year 4 months 24 days			1 year 9 months 18 days
Share-based compensation expense		2,700,000	3,400,000	$ 5,400,000	7,400,000		$ 13,100,000	$ 21,200,000	$ 8,000,000
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized							$ 0
Share-based compensation expense		$ 40,000.00	$ 200,000	$ 100,000	$ 300,000
PRSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award				0.00%			0.00%
PRSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award				200.00%			200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		33,146,412		33,146,412			33,146,412
Period of automatic increase of shares				10 years			10 years
Percent of increase in shares from capital stock outstanding		5.00%		5.00%			5.00%
Number of shares available for future issuance (in shares)		20,415,013		20,415,013			19,530,046